Business Segment Information	12 Months Ended
Dec. 31, 2014
Business Segment Information [Abstract]
Business Segment Information

Note 21 – Business Segment Information

FHN has four business segments: regional banking, capital markets, corporate, and non-strategic. The regional banking segment offers financial products and services, including traditional lending and deposit taking, to retail and commercial customers largely in Tennessee and other selected markets. Regional banking provides investments, financial planning, trust services and asset management, credit card, and cash management. Additionally, the regional banking segment includes correspondent banking which provides credit, depository, and other banking related services to other financial institutions nationally. The capital markets segment consists of fixed income sales, trading, and strategies for institutional clients in the U.S. and abroad, as well as loan sales, portfolio advisory, and derivative sales. The corporate segment consists of gains/(losses) on the extinguishment of debt, unallocated corporate expenses, expense on subordinated debt issuances, bank-owned life insurance, unallocated interest income associated with excess equity, net impact of raising incremental capital, revenue and expense associated with deferred compensation plans, funds management, tax credit investment activities, acquisition-related costs, and various charges related to restructuring, repositioning, and efficiency initiatives. The non-strategic segment consists of the wind-down national consumer lending activities, legacy mortgage banking elements including servicing fees (in periods subsequent to first quarter 2014 these amounts are significantly lower), and the associated ancillary revenues and expenses related to these businesses. Non-strategic also includes the wind-down trust preferred loan portfolio and exited businesses along with the associated restructuring, repositioning, and efficiency charges.

Periodically, FHN adapts its segments to reflect managerial or strategic changes. FHN may also modify its methodology of allocating expenses and equity among segments which could change historical segment results. Total revenue, expense, and asset levels reflect those which are specifically identifiable or which are allocated based on an internal allocation method. Because the allocations are based on internally developed assignments and allocations, they are to an extent subjective. Generally, all assignments and allocations have been consistently applied for all periods presented. The following table reflects the amounts of consolidated revenue, expense, tax, and assets for each segment for the years ended December 31:

(Dollars in thousands)		2014	2013	2012
Consolidated	Net interest income	$627,718	$637,374	$688,667
	Provision for loan losses	27,000	55,000	78,000
	Noninterest income	550,044	584,577	671,329
	Noninterest expense	841,211	1,158,601	1,383,701
	Income/(loss) before income taxes	309,551	8,350	(101,705)
	Provision/(benefit) for income taxes	78,501	(32,169)	(85,262)
	Income/(loss) from continuing operations	231,050	40,519	(16,443)
	Income/(loss) from discontinued operations, net of tax	-	548	148
	Net income/(loss)	$231,050	$41,067	$(16,295)
	Average assets	$23,998,985	$24,409,656	$25,053,304
	Depreciation and amortization	$56,896	$71,616	$117,972
	Expenditures for long-lived assets	38,880	41,463	21,862

(Dollars in thousands)		2014	2013	2012
Regional Banking	Net interest income	$602,066	$591,308	$605,460
	Provision/(provision credit) for loan losses	29,187	18,460	(898)
	Noninterest income	254,697	247,718	253,422
	Noninterest expense	540,846	531,808	572,905
	Income/(loss) before income taxes	286,730	288,758	286,875
	Provision/(benefit) for income taxes	102,027	103,970	104,171
	Net income/(loss)	$184,703	$184,788	$182,704
	Average assets	$13,275,428	$12,877,329	$12,658,617
	Depreciation and amortization	$38,271	$46,864	$73,720
	Expenditures for long-lived assets	30,833	34,764	17,617

Capital Markets	Net interest income	$12,697	$16,177	$20,746
	Noninterest income	202,723	268,435	334,990
	Noninterest expense	146,828	232,415	262,971
	Income/(loss) before income taxes	68,592	52,197	92,765
	Provision/(benefit) for income taxes	25,751	19,619	35,054
	Net income/(loss)	$42,841	$32,578	$57,711
	Average assets	$2,068,967	$2,255,281	$2,296,549
	Depreciation and amortization	$6,133	$8,666	$20,904
	Expenditures for long-lived assets	1,295	3,987	1,851

Corporate	Net interest income/(expense)	$(54,126)	$(46,127)	$(35,908)
	Noninterest income	26,967	26,055	27,007
	Noninterest expense	70,453	75,263	99,438
	Income/(loss) before income taxes	(97,612)	(95,335)	(108,339)
	Provision/(benefit) for income taxes	(69,341)	(64,463)	(80,880)
	Net income/(loss)	$(28,271)	$(30,872)	$(27,459)
	Average assets	$5,591,239	$5,192,411	$5,223,014
	Depreciation and amortization	$10,796	$13,754	$19,072
	Expenditures for long-lived assets	6,218	1,050	2,327

Non-Strategic	Net interest income	$67,081	$76,016	$98,369
	Provision for loan losses	(2,187)	36,540	78,898
	Noninterest income	65,657	42,369	55,910
	Noninterest expense	83,084	319,115	448,387
	Income/(loss) before income taxes	51,841	(237,270)	(373,006)
	Provision/(benefit) for income taxes	20,064	(91,295)	(143,607)
	Income/(loss) from continuing operations	31,777	(145,975)	(229,399)
	Income/(loss) from discontinued operations, net of tax	-	548	148
	Net income/(loss)	$31,777	$(145,427)	$(229,251)
	Average assets	$3,063,351	$4,084,635	$4,875,124
	Depreciation and amortization	$1,696	$2,332	$4,276
	Expenditures for long-lived assets	534	1,662	67

Certain previously reported amounts have been reclassified to agree with current presentation